Credit card receivables (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance at beginning of year	$ 693,151	$ 322,970	$ 127,358
Transfers from Stage 1 to Stage 2	(59,159)	(33,880)	(19,469)
Transfers from Stage 2 to Stage 1	101,506	56,981	38,029
Transfers to Stage 3	(113,260)	(63,264)	(22,691)
Transfers from Stage 3	65,461	15,489	6,148
Write-offs
Net increase of loss allowance (note 7)	141,816	349,215	190,073
New originations (a)	159,762	157,928	144,394
Changes in exposure of preexisting accounts (b)	382,216	275,749	115,746
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(351,741)	(170,839)	(97,269)
Changes to models used in calculation (c)	(48,421)	86,377	27,202
Effect of changes in exchange rates (OCI)	(158,531)	45,640	3,522
Credit loss allowance at end of the year	670,984	693,151	322,970
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance at beginning of year	477,714	254,181	126,392
Transfers from Stage 1 to Stage 2	59,159	33,880	19,469
Transfers from Stage 2 to Stage 1	(101,506)	(56,981)	(38,029)
Transfers to Stage 3	(259,613)	(170,141)	(64,523)
Transfers from Stage 3	13,879	4,693	1,659
Write-offs
Net increase of loss allowance (note 7)	366,762	381,447	203,018
New originations (a)	16,370	15,748	22,320
Changes in exposure of preexisting accounts (b)	12,000	13,706	4,813
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	356,617	310,683	210,317
Changes to models used in calculation (c)	(18,225)	41,310	(34,432)
Effect of changes in exchange rates (OCI)	(110,399)	30,635	6,195
Credit loss allowance at end of the year	445,996	477,714	254,181
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance at beginning of year	925,404	473,517	136,929
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	372,873	233,405	87,214
Transfers from Stage 3	(79,340)	(20,182)	(7,807)
Write-offs	(1,374,040)	(935,283)	(290,974)
Net increase of loss allowance (note 7)	1,703,284	1,119,044	545,988
New originations (a)	11,130	8,999	11,167
Changes in exposure of preexisting accounts (b)	(5,242)	2,280	2,400
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	1,629,416	1,087,561	519,615
Changes to models used in calculation (c)	67,980	20,204	12,806
Effect of changes in exchange rates (OCI)	(275,635)	54,903	2,167
Credit loss allowance at end of the year	1,272,546	925,404	473,517
Total [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance at beginning of year	2,096,269	1,050,668	390,679
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(1,374,040)	(935,283)	(290,974)
Net increase of loss allowance (note 7)	2,211,862	1,849,706	939,079
New originations (a)	187,262	182,675	177,881
Changes in exposure of preexisting accounts (b)	388,974	291,735	122,959
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	1,634,292	1,227,405	632,663
Changes to models used in calculation (c)	1,334	147,891	5,576
Effect of changes in exchange rates (OCI)	(544,565)	131,178	11,884
Credit loss allowance at end of the year	$ 2,389,526	$ 2,096,269	$ 1,050,668